Structured entities - Nature of interests (Details) - GBP (£) £ in Millions	Dec. 31, 2023	Dec. 31, 2022
Disclosure of unconsolidated structured entities [line items]
Financial assets at fair value through the income statement	£ 206,651	£ 213,568
Financial assets at fair value through other comprehensive income	71,836	65,062
Loans and advances at amortised cost	342,747	353,292
Debt securities at amortised cost	56,749	45,487
Other assets	6,192	5,477
Other interests
Disclosure of unconsolidated structured entities [line items]
Financial assets at fair value through the income statement	1,141	2,459
Financial assets at fair value through other comprehensive income	838	423
Loans and advances at amortised cost	34,316	30,750
Debt securities at amortised cost	18,487	13,542
Other assets	130	69
Total on-balance sheet exposures	54,912	47,243
Total off-balance sheet notional amounts	24,547	21,478
Maximum exposure to loss	79,459	68,721
Total assets of the entity	309,509	315,285
Other interests | Of which: Barclays owned, not consolidated entities
Disclosure of unconsolidated structured entities [line items]
Financial assets at fair value through the income statement	907	2,284
Financial assets at fair value through other comprehensive income	0	0
Loans and advances at amortised cost	0	0
Debt securities at amortised cost	0	0
Other assets	0	0
Total on-balance sheet exposures	907	2,284
Total off-balance sheet notional amounts	0	0
Maximum exposure to loss	907	2,284
Total assets of the entity	8,704	8,690
Multi-seller conduit programme
Disclosure of unconsolidated structured entities [line items]
Financial assets at fair value through the income statement	0	0
Financial assets at fair value through other comprehensive income	0	0
Loans and advances at amortised cost	8,903	8,681
Debt securities at amortised cost	0	0
Other assets	38	32
Total on-balance sheet exposures	8,941	8,713
Total off-balance sheet notional amounts	11,947	10,552
Maximum exposure to loss	20,888	19,265
Total assets of the entity	35,439	66,504
Lending
Disclosure of unconsolidated structured entities [line items]
Financial assets at fair value through the income statement	38	59
Financial assets at fair value through other comprehensive income	638	220
Loans and advances at amortised cost	25,413	22,069
Debt securities at amortised cost	0	0
Other assets	88	33
Total on-balance sheet exposures	26,177	22,381
Total off-balance sheet notional amounts	12,600	10,926
Maximum exposure to loss	38,777	33,307
Total assets of the entity	165,319	160,002
Other
Disclosure of unconsolidated structured entities [line items]
Financial assets at fair value through the income statement	1,103	2,400
Financial assets at fair value through other comprehensive income	200	203
Loans and advances at amortised cost	0	0
Debt securities at amortised cost	18,487	13,542
Other assets	4	4
Total on-balance sheet exposures	19,794	16,149
Total off-balance sheet notional amounts	0	0
Maximum exposure to loss	19,794	16,149
Total assets of the entity	£ 108,751	£ 88,779